Fair Value Measurements (Schedule Of Estimates Of Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Securities available-for-sale	$ 254,043	$ 352,660
Securities held-to-maturity	94,191	5,335
Carrying Amount
Assets:
Cash and cash equivalents		85,876
Securities available-for-sale		352,660
Securities held-to-maturity		4,117
Other securities		13,343
Net loans		2,585,622
Accrued interest receivable		6,866
Derivative assets	10,253	3,538
Liabilities:
Deposits		2,785,133
Short-term debt		137,798
Long-term debt		16,495
Derivative liabilities	10,253	3,538
Fair Value
Assets:
Cash and cash equivalents	148,228	85,876
Securities available-for-sale	254,043	352,660
Securities held-to-maturity	94,191	5,335
Other securities	9,857	13,343
Net loans	2,638,911	2,609,524
Accrued interest receivable	6,826	6,866
Derivative assets	10,253	3,538
Liabilities:
Deposits	2,879,126	2,793,620
Short-term debt	134,934	137,801
Long-term debt	16,464	16,495
Derivative liabilities	10,253	3,538
Level 1
Assets:
Cash and cash equivalents	148,228	85,876
Securities available-for-sale	4,735	6,158
Securities held-to-maturity	0	0
Other securities	0	0
Net loans	0	0
Accrued interest receivable	6,826	6,866
Derivative assets	0	0
Liabilities:
Deposits	1,846,124	1,707,527
Short-term debt	0	0
Long-term debt	0	0
Derivative liabilities	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Securities available-for-sale	247,437	342,615
Securities held-to-maturity	94,191	5,335
Other securities	9,857	13,343
Net loans	0	0
Accrued interest receivable	0	0
Derivative assets	10,253	3,538
Liabilities:
Deposits	1,033,002	1,086,093
Short-term debt	134,934	137,801
Long-term debt	16,464	16,495
Derivative liabilities	10,253	3,538
Level 3
Assets:
Cash and cash equivalents	0	0
Securities available-for-sale	1,871	3,887
Securities held-to-maturity	0	0
Other securities	0	0
Net loans	2,638,911	2,609,524
Accrued interest receivable	0	0
Derivative assets	0	0
Liabilities:
Deposits	0	0
Short-term debt	0	0
Long-term debt	0	0
Derivative liabilities	$ 0	$ 0